Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenues	$ 7,225	$ 7,290
Purchased power	3,579	3,854
Related Party [Member]
Purchased power	2,252	2,513
Distribution [Member]
Revenues	5,359	5,507
Distribution [Member] | Related Party [Member]
Revenues	286	283
Transmission [Member]
Revenues	1,824	1,740
Transmission [Member] | Related Party [Member]
Revenues	$ 1,833	$ 1,718